Debt and Credit Agreements - Schedule of Outstanding Long-Term Debt (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018
Debt Instrument [Line Items]
Long-term debt, Total	$ 10,741,000,000	$ 10,099,000,000
Add: Net unamortized debt premiums	13,000,000	14,000,000
Add: Unrealized mark-to-market loss (gain)	5,000,000	9,000,000
Less: Deferred debt issuance costs	(40,000,000)	(37,000,000)
Total long-term debt	10,709,000,000	10,067,000,000
Long-term debt, face amount	10,716,000,000
Long-term debt issued	1,400,000,000	0
Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	10,573,000,000	9,923,000,000
Debt instrument maximum borrowing capacity			$ 4,000,000,000
Debt instrument unused borrowing capacity	2,600,000,000
Long-term debt issued	1,400,000,000	0
Loan repaid and redeemed	750,000,000	600,000,000
Hydro One Sault Ste. Marie LP [Member]
Debt Instrument [Line Items]
Long-term debt, market value	168,000,000	176,000,000
Long-term debt, face amount	143,000,000	146,000,000
Long-term debt issued	0	0
Loan repaid and redeemed	$ 3,000,000	$ 2,000,000
2.78% Series 28 Notes Due 2018 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	2.78%	2.78%
Long-term debt, face amount	$ 0	$ 750,000,000
Floating-rate Series 31 notes due 2019 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, face amount	$ 228,000,000	$ 228,000,000
1.48% Series 37 Notes Due 2019 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	1.48%	1.48%
Long-term debt, face amount	$ 500,000,000	$ 500,000,000
1.48% Series 37 Notes Due 2019 [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Hedged portion of debt	$ 500,000,000
4.40% Series 20 Notes Due 2020 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	4.40%	4.40%
Long-term debt, face amount	$ 300,000,000	$ 300,000,000
1.62% Series 33 Notes Due 2020 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	1.62%	1.62%
Long-term debt, face amount	$ 350,000,000	$ 350,000,000
1.62% Series 33 Notes Due 2020 [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Hedged portion of debt	$ 50,000,000
1.84% Series 34 Notes Due 2021 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	1.84%	1.84%
Long-term debt, face amount	$ 500,000,000	$ 500,000,000
2.57% Series 39 Notes Due 2021 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	2.57%	2.57%
Long-term debt, face amount	$ 300,000,000	$ 0
3.20% Series 25 Notes Due 2022 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	3.20%	3.20%
Long-term debt, face amount	$ 600,000,000	$ 600,000,000
2.97% Series 40 Notes Due 2025 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	2.97%	2.97%
Long-term debt, face amount	$ 350,000,000	$ 0
2.77% Series 35 Notes Due 2026 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	2.77%	2.77%
Long-term debt, face amount	$ 500,000,000	$ 500,000,000
7.35% Debentures Due 2030 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	7.35%	7.35%
Long-term debt, face amount	$ 400,000,000	$ 400,000,000
6.93% Series 2 Notes Due 2032 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	6.93%	6.93%
Long-term debt, face amount	$ 500,000,000	$ 500,000,000
6.35% Series 4 Notes Due 2034 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	6.35%	6.35%
Long-term debt, face amount	$ 385,000,000	$ 385,000,000
5.36% Series 9 Notes Due 2036 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	5.36%	5.36%
Long-term debt, face amount	$ 600,000,000	$ 600,000,000
4.89% Series 12 Notes Due 2037 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	4.89%	4.89%
Long-term debt, face amount	$ 400,000,000	$ 400,000,000
6.03% Series 17 Notes Due 2039 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	6.03%	6.03%
Long-term debt, face amount	$ 300,000,000	$ 300,000,000
5.49% Series 18 Notes Due 2040 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	5.49%	5.49%
Long-term debt, face amount	$ 500,000,000	$ 500,000,000
4.39% Series 23 Notes Due 2041 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	4.39%	4.39%
Long-term debt, face amount	$ 300,000,000	$ 300,000,000
6.59% Series 5 Notes Due 2043 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	6.59%	6.59%
Long-term debt, face amount	$ 315,000,000	$ 315,000,000
4.59% Series 29 Notes Due 2043 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	4.59%	4.59%
Long-term debt, face amount	$ 435,000,000	$ 435,000,000
4.17% Series 32 Notes Due 2044 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	4.17%	4.17%
Long-term debt, face amount	$ 350,000,000	$ 350,000,000
5.00% Series 11 Notes Due 2046 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	5.00%	5.00%
Long-term debt, face amount	$ 325,000,000	$ 325,000,000
3.91% Series 36 Notes Due 2046 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	3.91%	3.91%
Long-term debt, face amount	$ 350,000,000	$ 350,000,000
3.72% Series 38 Notes Due 2047 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	3.72%	3.72%
Long-term debt, face amount	$ 450,000,000	$ 450,000,000
3.63% Series 41 Notes Due 2049 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	3.63%	3.63%
Long-term debt, face amount	$ 750,000,000	$ 0
4.00% Series 24 Notes Due 2051 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	4.00%	4.00%
Long-term debt, face amount	$ 225,000,000	$ 225,000,000
3.79% Series 26 Notes Due 2062 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	3.79%	3.79%
Long-term debt, face amount	$ 310,000,000	$ 310,000,000
4.29% Series 30 Notes Due 2064 [Member] | Medium Term Note Program [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate	4.29%	4.29%
Long-term debt, face amount	$ 50,000,000	$ 50,000,000
6.6% Senior Secured Bonds due 2023 [Member] | Hydro One Sault Ste. Marie LP [Member]
Debt Instrument [Line Items]
Long-term debt, market value	$ 129,000,000	$ 136,000,000
Long-term debt, interest rate	6.60%	6.60%
Long-term debt, face amount	$ 107,000,000
4.6% Note Payable due 2023 [Member] | Hydro One Sault Ste. Marie LP [Member]
Debt Instrument [Line Items]
Long-term debt, market value	$ 39,000,000	$ 40,000,000
Long-term debt, interest rate	4.60%	4.60%
Long-term debt, face amount	$ 36,000,000
$300 million of MTN Series 39 notes [Member]
Debt Instrument [Line Items]
Total long-term debt	301,000,000	$ 0
Long-term debt, face amount	300,000,000
$300 million of MTN Series 39 notes [Member] | Medium-term Notes [Member]
Debt Instrument [Line Items]
Hedged portion of debt	300,000,000
Interest Rate Swap [Member]
Debt Instrument [Line Items]
Add: Unrealized mark-to-market loss (gain)	$ 5,000,000
Unrealized gain (loss) on debt interest rate swaps		$ (9,000,000)